Expense Example - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2025 Portfolio	Apr. 29, 2023 USD ($)
VIP Freedom 2025 Portfolio - Initial Class
Expense Example:
1 year	$ 52
3 years	164
5 years	285
10 years	640
VIP Freedom 2025 Portfolio - Service Class
Expense Example:
1 year	62
3 years	195
5 years	340
10 years	762
VIP Freedom 2025 Portfolio - Service Class 2
Expense Example:
1 year	78
3 years	243
5 years	422
10 years	$ 942